Operating Lease Future Rental Commitments (Detail) $ in Thousands	Jun. 30, 2019 USD ($)
Leases [Abstract]
2020	$ 23,000
2021	17,700
2022	14,300
2023	11,200
2024	9,700
Thereafter	$ 44,000